SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Composition of share capital:

	December 31,
	2021		2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares		Number of Shares

Ordinary Shares of no-par value (1)	500,000,000	134,098,120	179,872,754	16,948,226

(1)
Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.

b.	On February 17, 2021, the Company effected a one-for-1.138974 reverse share split of Ordinary Shares and Preferred Shares (for further information see Note 1c).